Exchange Act-Forms
                                    FORM 13F

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                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549


                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 9/30/01
            Check here if Amendment [ ]; Amendment Number: __________
                        This Amendment (Check only one.):
                        [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:  August Capital Management II, L.L.C.
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Address:  2480 Sand Hill Road, Suite 101, Menlo Park, CA 94025
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Form 13F File Number:  28-05375
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                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Mark G. Wilson

Title:  Managing Member

Phone:  650 234-9900

Signature, Place, and Date of Signing:

/s/ Mark G. Wilson
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[Signature]

Menlo Park, CA
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[City, State]

November 6, 2001
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[Date]

Report Type (Check only one.):

    [X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    [ ] ___ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    [ ] ___ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                           0
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Form 13F Information Table Entry Total:                      1
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Form 13F Information Table Value Total:                   $206
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                                                    (thousands)

List of Other Included Managers:

    NONE

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
                                            FORM 13F INFORMATION TABLE


                                                                                                              Voting Authority
                              Title                       Value     Shares/ Sh/ Put/ Invstmt   Other    ------------------------
      Name of Issuer         of class       CUSIP        (x$1000)   PrnAmt  Prn Call Dscretn  Managers    Sole      Shared   None
--------------------         --------       -----        --------   ------  -------- -------  --------    ----      ------   ----
Improvenet                   Common       45321E106        206    1,583,392  SH                 Sole    1,583,392      0      0
                                                         --------
                                          TOTAL            206
